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The New Economy Fund
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9320
Fax (213) 486 9455
E-mail: cln@capgroup.com

Chad L. Norton
Secretary

February 5, 2007

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	The New Economy Fund
File Nos. 002-83848 and 811-03735

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on January 31, 2007 of Registrant's Post-Effective Amendment No. 33 under the Securities Act of 1933 and Amendment No. 30 under the Investment Company Act of 1940.

Sincerely,

/s/ Chad L. Norton
Chad L. Norton
Secretary